A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED

HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF

OUR SHAREHOLDERS. THE REPORT IS NOT INTENDED FOR

DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED

OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

DISTRIBUTED BY RYDEX DISTRIBUTORS, INC.

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
www.rydexfunds.com

RDA-2-2/03

THE RYDEX DYNAMIC FUNDS

ANNUAL REPORT
DECEMBER 31, 2002

TITAN 500 FUND
TEMPEST 500 FUND
VELOCITY 100 FUND
VENTURE 100 FUND
TITAN 500 MASTER PORTFOLIO
TEMPEST 500 MASTER PORTFOLIO
VELOCITY 100 MASTER PORTFOLIO
VENTURE100 MASTER PORTFOLIO

ANNUAL REPORT 1

TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN	2

PERFORMANCE REPORTS	4

DYNAMIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	8

STATEMENTS OF OPERATIONS	10

STATEMENTS OF CHANGES IN NET ASSETS	12

FINANCIAL HIGHLIGHTS	14

DYNAMIC PORTFOLIOS

SCHEDULES OF INVESTMENTS	22

STATEMENTS OF ASSETS AND LIABILITIES	38

STATEMENTS OF OPERATIONS	40

STATEMENTS OF CHANGES IN NET ASSETS	42

FINANCIAL HIGHLIGHTS	44

NOTES TO FINANCIAL STATEMENTS	46

DEAR SHAREHOLDER:

Looking back on the early days of 2002, there seems to have been at least a shred of optimism visible in the stock market.The shock of the 2001 terrorist attacks was subsiding, there were signs of modest economic recovery, and many commentators cheerfully noted that based on the historical record, a third consecutive down year was statistically unlikely. Unfortunately, the market continued its relentless downward march in 2002. The bellwether S&P 500® Index lost 22.09%, and the vital small-caps of the Russell 2000 Index declined 21.58%.The more aggressive names of the Nasdaq 100 Index®fared even worse, losing 37.58% for the calendar year.

Analysts pinned their hopes on the consumer in 2002. During the early months, it seemed that household spending might continue to buoy the economy. However, confidence began to weaken in the second quarter, and by the time year-end retail numbers began to appear, it was clear that even the November Fed Funds rate cut (from 1.75% to 1.25%) would not stimulate additional spending.

The only relief from all this gloom came in October, when the battered and bruised technology stocks bravely led a rally that benefited most sectors. Despite the fact that this uptick had fizzled by mid-November, the gains were sharp enough (16.47% on the S&P 500 from October 10 to November 29) to demonstrate the risk of staying completely out of the equity markets.

Some Rydex Funds Shone, Despite Gloomy Market
Fortunately, the diverse and innovative Rydex funds provided profit opportunities even during a difficult year such as this.The four Rydex funds that take a position inverse to the stock market were solid gainers, led by our leveraged Nasdaq-based Venture 100 Fund, whose total return was 50.92% (H Class).While we caution investors to study the risks of these inverse funds carefully, we are pleased that so many new shareholders have come to understand how these ground-breaking funds can be used in a balanced portfolio.

Although most of our sector funds showed negative returns, Rydex Precious Metals Fund attracted those who consider gold to be a safe haven in difficult times.This fund had a total return of 48.24% for 2002.With interest rates continuing to decline, the bond market proved profitable this year, and our leveraged U.S. Government Bond Fund

ANNUAL REPORT   3

returned 19.03%. In the early days of 2002, many investors turned their attention to Rydex Juno, a fund that is designed to benefit from rising interest rates. The Rydex Juno Fund is part of the Rydex Series Funds, a separate trust, and is not currently available in the Rydex Dynamic Trust.

Two New Funds Launched in 2002
We are pleased that two new Rydex funds launched in 2002 seem to be right for the times. Rydex Sector Rotation Fund uses a relative strength model to select market segments that appear likely to outperform.The Rydex Core Equity Fund follows a prescribed balance between growth and value characteristics and eliminates the size bias inherent in many broadly diversified funds. The Rydex Sector Rotation Fund and the Rydex Core Equity Fund are part of the Rydex Series Trust, a separate trust, and are not currently available in the Rydex Dynamic Trust.

Outlook for 2003
The early weeks of 2003 have been focused on political events, particularly the growing possibility of war with Iraq. Uncertainty weighs heavily on the market, as does concern that our various homeland security initiatives will contribute to ballooning fiscal deficits. There is hope, on the other hand, that the most worrisome elements of our war on terrorism may soon be behind us. The market can also take comfort in the Bush administration’s determination to stimulate the economy with tax cuts.

As is always the case, no one can be completely certain of the economic and political landscape in the coming year.Whether you believe the market will move upward or downward in 2003, Rydex’s “all weather” funds—used as components in an overall asset allocation program—are designed to give investors the tools they need for a profitable 2003.

Sincerely,

Albert P. (“Skip”) Viragh, Jr.
Chairman of the Board

TITAN 500 FUND

OBJECTIVE: To provide investment returns that correspond to 200% of the daily price movement of the S&P 500 Index.

Inception: May 19, 2000

It was a gloomy year for the S&P 500 Index.The index reached a high in early January but fell throughout the year with two significant declines in July and October. On October 9, the index reached a record low.While the S&P 500 Index returned -22.09% for the year, Titan 500 Fund returned -46.60%.

Cumulative Fund Performance: May 19, 2000 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

	H CLASS		C CLASS
	(5/19/00)		(11/27/00)

	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION

TITAN 500 FUND	-46.60%	-38.28%	-47.09%	-41.61%

S&P 500 INDEX	-22.09%	-16.41%	-22.09%	-18.47%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results.The S&P 500 Index is an unmanged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains.The graph is based on H Class shares only; performance for C Class shares will vary due to differences in fee structures.

ANNUAL REPORT   5

TEMPEST 500 FUND

OBJECTIVE: To provide investment returns that correspond to 200% of the inverse daily price movement of the S&P 500 Index.

Inception: May 19, 2000

The S&P 500 Index suffered its third straight consecutive spiral. Following a high in early January, it fell throughout the year—with two significant declines in July and October. While the S&P 500 Index returned -22.09% for the year,Tempest 500 Fund returned 37.48%.

Cumulative Fund Performance: May 19, 2000 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

	H CLASS		C CLASS
	(5/19/00)		(3/7/01)

	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION

TEMPEST 500 FUND	37.48%	27.56%	36.54%	25.93%

S&P 500 INDEX	-22.09%	-16.41%	-22.09%	-17.98%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results.The S&P 500 Index is an unmanged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains.The graph is based on H Class shares only; performance for C Class shares will vary due to differences in fee structures.

VELOCITY 100 FUND

OBJECTIVE: To provide investment returns that correspond to 200% of the daily price movement of the Nasdaq 100 Index.

Inception: May 24, 2000

Technology companies make up nearly two thirds of the Nasdaq 100 Index.These companies’ losses hurt the index for most of the year, though the index rallied in the fourth quarter. For the year, the index lost 37.58%.Velocity 100 Fund returned -68.47% for the year.

Cumulative Fund Performance: May 24, 2000 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

	H CLASS		C CLASS
	(5/24/00)		(11/20/00)

	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION

VELOCITY 100 FUND	-68.47%	-70.81%	-69.19%	-73.49%

NASDAQ 100 INDEX	-37.58%	-36.25%	-37.58%	-38.96%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results.The Nasdaq 100 Index is an unmanged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains.The graph is based on H Class shares only; performance for C Class shares will vary due to differences in fee structures.

ANNUAL REPORT   7

VENTURE 100 FUND

OBJECTIVE: To provide investment returns that correspond to 200% of the inverse daily price movement of the Nasdaq 100 Index.

Inception: May 23, 2000

Though the Nasdaq 100 Index suffered during 2002,Venture 100 Fund, which seeks to provide returns that correlate to –200% of the daily performance of the index, was a bright spot. For the year, the Nasdaq 100 Index returned -37.58% and Venture 100 Fund returned 50.92%.

Cumulative Fund Performance: May 23, 2000 – December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/02

	H CLASS			C CLASS
	(5/23/00)			(3/8/01)

	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION

VENTURE 100 FUND	50.92%	16.52%	50.09%	13.95%

NASDAQ 100 INDEX	-37.58%	-34.96%	-37.58%	-32.21%

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemptions of fund shares. Past performance is no guarantee of future results.The Nasdaq 100 Index is an unmanged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains.The graph is based on H Class shares only; performance for C Class shares will vary due to differences in fee structures.

STATEMENTS OF ASSETS AND LIABILITIES

Titan 500
Fund

ASSETS
Investments in Master Portfolio* (Note 3)	$136,301,352
Cash in Custodian Bank	24,022
Receivable for Securities Sold (Note 1)	9,337,726
Receivable for Shares Purchased	5,001,898
Receivable from Master Portfolio	1,307
Other Assets	1,369

Total Assets	150,667,674

LIABILITIES
Payable for Securities Purchased (Note 1)	24,023
Portfolio Accounting Fee Payable (Note 4)	14,903
Liability for Shares Redeemed	14,275,535
Transfer Agent Fee Payable (Note 4)	37,258
Distribution and Service Fee Payable (Note 4)	47,619
Payable to Advisor	17,264
Other Liabilities	44,193

Total Liabilities	14,460,795

NET ASSETS (Note 9)	$136,206,879

H CLASS:
Net Assets	$124,716,286
Shares Outstanding	17,677,715
Net Asset Value Per Share	$7.06

C CLASS:
Net Assets	$11,490,593
Shares Outstanding	1,661,305
Net Asset Value Per Share	$6.92

* The cost of Investment in Master Portfolio is $121,241,354, $284,511,923, $142,447,608 and $235,113,183, respectively.

See Notes to Financial Statements.

ANNUAL REPORT   9

December 31, 2002

Tempest 500	Velocity 100	Venture 100
Fund	Fund	Fund

$357,949,139	$178,374,464	$322,191,435
3,491,405	—	—
—	5,116,227	15,547,832
16,012,172	10,403,457	11,236,808
455	378	586
23,887	—	2,401

377,477,058	193,894,526	348,979,062

5,565,293	148,189	2,265,696
26,618	18,286	24,770
13,866,997	15,293,270	24,415,782
71,034	45,918	65,088
81,417	58,322	76,552
32,798	21,404	28,259
85,057	54,889	73,820

19,729,214	15,640,278	26,949,967

$357,747,844	$178,254,248	$322,029,095

$340,962,135	$162,943,066	$299,375,026
3,655,734	16,117,356	4,174,685
$93.27	$10.11	$71.71

$16,785,709	$15,311,182	$22,654,069
182,320	1,580,037	318,714
$92.07	$9.69	$71.08

STATEMENTS OF OPERATIONS

Titan 500
Fund

INVESTMENT INCOME
Other Income	$—

Total Income	—

EXPENSES
Transfer Agent Fees (Note 4)	346,089
Distribution & Service Fees: (Note 4)
H Class	314,521
C Class	125,102
Audit and Outside Services (Note 1)	26,746
Accounting Fees (Note 4)	138,406
Registration Fees (Note 1)	110,534
Trustees' Fees	9,156
Printing Expenses	51,553
Miscellaneous	73,767
Expenses Previously Reimbursed by Advisor (Note 4)	17,264

Total Expenses	1,213,138

Net Investment Loss	(1,213,138)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1):
Net Realized Gain (Loss) on:
Investment Securities	(71,771,425)

Total Net Realized Gain (Loss)	(71,771,425)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(4,240,525)

Net Change in Unrealized Appreciation (Depreciation)	(4,240,525)

Net Gain (Loss) on Investments	(76,011,950)

Net Increase (Decrease) in Net Assets from Operations	$(77,225,088)

See Notes to Financial Statements.

ANNUAL REPORT   11

Year Ended December 31, 2002

Tempest 500

	Velocity 100	Venture 100
Fund

	Fund	Fund

$ 418	$ —	$ —

418	—	—

602,104	486,257	569,266

586,457	452,221	547,263
59,229	136,167	91,277
51,105	33,261	43,679
232,367	193,704	223,449
265,651	228,320	238,945
11,337	6,239	10,182
55,645	43,701	57,873
96,465	74,338	99,755
32,798	21,405	28,259

1,993,158	1,675,613	1,909,948

(1,992,740)	(1,675,613)	(1,909,948)

11,820,249	(197,804,194)	4,093,736

11,820,249	(197,804,194)	4,093,736

61,780,029	(35,448,563)	69,036,584

61,780,029	(35,448,563)	69,036,584

73,600,278	(233,252,757)	73,130,320

$ 71,607,538	$(234,928,370)	$ 71,220,372

STATEMENTS OF CHANGES IN NET ASSETS

	Titan 500 Fund

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2002	2001

FROM OPERATIONS

Net Investment Loss	$ (1,213,138)	$ (576,034)
Net Realized Gain (Loss) on Investments	(71,771,425)	(56,363,136)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(4,240,525)	19,300,523

Net Increase (Decrease) in Net Assets from Operations	(77,225,088)	(37,638,647)

Distributions to Shareholders From: (Note 1)
Realized Gain on Investment
H Class	—	—
C Class	—	—

Total Distributions to Shareholders	—	—

Net Increase in Net Assets From
Share Transactions	107,681,203	78,454,356

Net Increase (Decrease) in Net Assets	30,456,115	40,815,709
NET ASSETS—Beginning of Year	105,750,764	64,935,055

NET ASSETS—End of Year	$136,206,879	$105,750,764

ANNUAL REPORT   13

Tempest 500 Fund		Velocity 100 Fund		Venture 100 Fund

Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2002	2001	2002	2001	2002	2001

$(1,992,740)	$(323,478)	$(1,675,613)	$(1,375,827)	$(1,909,948)	$(388,956)
11,820,249	(11,842,086)	(197,804,194)	(257,771,397)	4,093,736	(37,661,268)

61,780,029	11,657,187	(35,448,563)	71,375,419	69,036,584	18,041,668

71,607,538	(508,377)	(234,928,370)	(187,771,805)	71,220,372	(20,008,556)

(2,732,203)	—	—	—	(8,176,740)	—
(169,264)	—	—	—	(401,218)	—

(2,901,467)	—	—	—	(8,577,958)	—

159,573,292	94,035,866	200,483,035	270,262,544	117,343,891	133,243,530

228,279,363	93,527,489	(34,445,335)	82,490,739	179,986,305	113,234,974

129,468,481	35,940,992	212,699,583	130,208,844	142,042,790	28,807,816

$357,747,844	$129,468,481	$178,254,248	$212,699,583	$322,029,095	$142,042,790

FINANCIAL HIGHLIGHTS

	H Class
	Titan 500 Fund
	Year	Year	Period
	Ended	Ended	Ended
	December 31,	December 31,	December 31,
	2002	2001	2000*
PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$13.22	$20.01	$25.00

Net Investment Income (Loss))†	(.07)	(.08)	.60
Net Realized and Unrealized
Gains (Losses) on Securities	(6.09)	(6.71)	(5.58)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(6.16)	(6.79)	(4.98)
Distributions to Shareholders (Note 1)
From Net Investment Income	—	—	(.01)
From Realized Gain on Investments	—	—	—

Net Increase (Decrease) in Net Asset Value	(6.16)	(6.79)	(4.99)

Net Asset Value—End of Period	$7.06	$13.22	$20.01

	(46.60)%	(33.93)%	(19.92)%
Total Investment Return

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
corresponding Master Portfolio	1.75%	1.89%	2.21%**
Net Expenses, including expenses of the
corresponding Master Portfolio	1.75%	1.75%	1.75%**
Net Investment Income (Loss)	(0.81)%	(0.52)%	4.08%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,227%	1,494%	—
Net Assets, End of Period (000's omitted)	$124,716	$97,786	$64,745

†	Calculated using the average daily shares outstanding for the period.
*	Commencement of Operations: May 19, 2000 — Titan 500 Fund H Class,and Tempest 500 Fund H Class.
**	Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT  15

H Class
Tempest 500 Fund
Year	Year	Period
Ended	Ended	Ended
December 31,	December 31,	December 31,
2002	2001	2000*

$68.39	$56.61	$50.00

(.71)	(.27)	.95
26.33	12.05	5.98

25.62	11.78	6.93

—	—	(.32)
(0.74)	—	—

24.88	11.78	6.61

$93.27	$68.39	$56.61

37.48%	20.81%	13.92%

1.75%	1.75%	2.59%**

1.75%	1.75%	1.75%**
(0.81)%	(0.39)%	2.95%**

—	—	—
$340,962	$128,237	$35,941

FINANCIAL HIGHLIGHTS (continued)

		H Class

		Velocity 100 Fund

	Year	Year	Period
	Ended	Ended	Ended
	December 31,	December 31,	December 31,
	2002	2001	2000*††

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$32.06	$104.70	$250.00

Net Investment Income (Loss)†	(.12)	(.14)	2.30
Net Realized and Unrealized
Gains (Losses) on Securities	(21.83)	(72.50)	(147.60)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(21.95)	(72.64)	(145.30)
Distributions to Shareholders (Note 1)
From Net Investment Income	—	—	—
From Realized Gain on Investments	—	—	—

Net Increase (Decrease) in Net Asset Value	(21.95)	(72.64)	(145.30)

Net Asset Value—End of Period	$10.11	$32.06	$104.70

Total Investment Return	(68.47)%	(69.38)%	(58.12)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
corresponding Master Portfolio	1.75%	1.75%	2.16%**
Net Expenses, including expenses of the
corresponding Master Portfolio	1.75%	1.75%	1.75%**
Net Investment Income (Loss)	(0.81)%	(0.81)%	1.89%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	298%	733%	757%
Net Assets, End of Period (000's omitted)	$162,943	$197,495	$130,126

†	Calculated using the average daily shares outstanding for the period.
††	Per share amounts for the periods ended December 31, 2000 have been restated to reflect a 1:10 reverse stock split effective April 20, 2001.
*	Commencement of Operations: May 23, 2000 —Venture 100 Fund H Class; May 24, 2000 — Velocity 100 Fund H Class.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

ANNUAL REPORT   17

H Class

Venture 100 Fund

Year	Year	Period
Ended	Ended	Ended
December 31,	December 31,	December 31,
2002	2001	2000*

$48.87	$51.44	$50.00

(.58)	(.29)	1.01

25.41	(2.28)	.90

24.83	(2.57)	1.91

—	—	(.47)
(1.99)	—	—

22.84	(2.57)	1.44

$71.71	$48.87	$51.44

50.92%	(5.00)%	3.92%

1.75%	1.75%	2.41%**

1.75%	1.75%	1.75%**
(0.80)%	(0.50)%	4.87%**

—	—	—
$299,375	$136,249	$28,808

FINANCIAL HIGHLIGHTS  (continued)

		C Class

		Titan 500 Fund

	Year	Year	Period
	Ended	Ended	Ended
	December 31,	December 31,	December 31,
	2002	2001	2000*

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$13.08	$20.00	$21.34

Net Investment Income (Loss)†	(.14)	(.19)	.06
Net Realized and Unrealized
Gains (Losses) on Securities	(6.02)	(6.73)	(1.40)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(6.16)	(6.92)	(1.34)
Distributions to Shareholders (Note 1)
From Realized Gain on Investments	—	—	—

Net Increase (Decrease) in Net Asset Value	(6.16)	(6.92)	(1.34)

Net Asset Value—End of Period	$6.92	$13.08	$20.00

Total Investment Return	(47.09)%	(34.60)%	(6.28)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
corresponding Master Portfolio	2.50%	2.64%	2.50%**
Net Expenses, including expenses of the
corresponding Master Portfolio	2.50%	2.50%	2.50%**
Net Investment Income (Loss)	(1.56)%	(2.08)%	3.10%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,227%	1,494%	—
Net Assets, End of Period (000's omitted)	$11,491	$7,965	$$190

†	Calculated using the average daily shares outstanding for the period.
*	Commencement of Operations: November 27, 2000 — Titan 500 Fund C Class; March 7, 2001 — Tempest 500 Fund C Class.
**	Annualized

***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT   19

C Class

Tempest 500 Fund

Year	Period
Ended	Ended
December 31,	December 31,
2002	2001*

$67.98	$61.02

(1.36)	(.88)
26.19	7.84

$24.83	6.96

(.74)	—

24.09	6.96

$92.07	$67.98

36.54%	11.41%

2.50%	2.50%**

2.50%	2.50%**
(1.49)%	(1.52)%**

—	—
$16,786	$1,231

FINANCIAL HIGHLIGHTS  (concluded)

		C Class

		Velocity 100 Fund

	Year	Year	Period
	Ended	Ended	Ended
	December 31,	December 31,	December 31,
	2002	2001	2000*††

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$31.45	$104.50	$160.00

Net Investment Loss†	(.19)	(.45)	(2.00)
Net Realized and Unrealized Gains
(Losses) on Securities	(21.57)	(72.60)	(53.50)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(21.76)	(73.05)	(55.50)
Distributions to Shareholders (Note 1)
From Realized Gain on Investments	—	—	—

Net Increase (Decrease) in Net Asset Value	(21.76)	(73.05)	(55.50)

Net Asset Value—End of Period	$9.69	$31.45	$104.50

Total Investment Return	(69.19)%	(69.90)%	(34.69)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
corresponding Master Portfolio	2.50%	2.50%	2.50%**
Net Expenses, including expenses of the
corresponding Master Portfolio	2.50%	2.50%	2.50%**
Net Investment Loss	(1.54)%	(1.58)%	(14.36)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	298%	733%	757%
Net Assets, End of Period (000's omitted)	$15,311	$15,205	$83

†	Calculated using the average daily shares outstanding for the period.
††	Per share amounts for the periods ended December 31, 2000 have been restated to reflect a 1:10 reverse stock split effective April 20, 2001.
*	Commencement of Operations: November 20, 2000 —Velocity 100 Fund C Class; March 8, 2001 —Venture 100 Fund C Class.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

ANNUAL REPORT  21

C Class

Venture 100 Fund

Year	Period
Ended	Ended
December 31,	December 31,
2002	2001*

$48.72	$57.68

(1.13)	(.69)

25.48	(8.27)

24.35	(8.96)

(1.99)	—

22.36	(8.96)

$71.08	$48.72

50.09%	(15.53)%

2.50%	2.50%**

2.50%	2.50%**
(1.60)%	(1.42)%**

—	—
$22,654	$5,794

TITAN 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS December 31, 2002
		MARKET
		VALUE
	SHARES	(NOTE 1)

COMMON STOCKS 88.8%
FINANCIALS 17.3%
Diversified Financials 6.8%
Citigroup, Inc.	70,154	$2,468,719
Fannie Mae	21,299	1,370,165
Freddie Mac	17,829	1,052,802
Merrill Lynch &
Co., Inc.	16,888	640,900
Morgan Stanley	15,944	636,484
American Express Co.	17,926	633,684
SLM Corp.	5,894	612,151
Lehman Brothers
Holdings, Inc.	11,300	602,177
Countrywide Credit
Industries, Inc.	9,406	485,820
JP Morgan Chase
& Co.	8,706	208,944
MBNA Corp.	4,696	89,318
Goldman Sachs
Group, Inc.	470	32,007

Total Diversified Financials		8,833,171

Banks 6.4%
Bank of America
Corp.	20,830	1,449,143
Wells Fargo & Co.	23,547	1,103,648
US Bancorp	48,190	1,022,592
Wachovia Corp.	27,730	1,010,481
Washington
Mutual, Inc.	26,650	920,225
National City Corp.	24,854	679,011
Charter One
Financial, Inc.	19,166	550,639
Bank One Corp.	13,093	478,549
Marshall &
Ilsley Corp.	11,410	312,406
AmSouth Bancorp	15,099	289,901
Union Planters Corp.	8,997	253,176
Huntington
Bancshares, Inc.	11,755	219,936
Fifth Third Bancorp	1,326	77,637
SunTrust Banks, Inc.	7	398

Total Banks		8,367,742

		MARKET
		VALUE
	SHARES	(NOTE 1)

Insurance 3.9%
American International
Group	36,189	$2,093,534
Prudential Financial,
Inc.	23,852	757,063
Xl Capital Corp.
Limited-Class A	7,700	594,825
Hartford Financial
Services Group, Inc.	12,963	588,909
ACE, Ltd.	17,932	526,125
Marsh & McLennan
Cos., Inc.	10,384	479,845
Progressive Corp.-
Ohio	1,237	61,392
Allstate Corp.	1,578	58,370

Total Insurance		5,160,063

Real Estate 0.2%
Simon Property
Group, Inc.	8,660	295,046

Total Real Estate		295,046

Total Financials		22,656,022

INFORMATION TECHNOLOGY 14.2%
Software 4.5%
Microsoft Corp.*	75,068	3,881,016
Mercury Interactive
Corp.*	15,806	467,700
Oracle Corp.*	42,269	456,505
Electronic Arts, Inc.*	8,994	447,631
Compuware Corp.*	24,179	116,059
Parametric Technology
Corp.*	44,631	112,470
Siebel Systems, Inc.*	14,514	108,565
Computer Associates
International, Inc.	7,999	107,986
Veritas Software
Corp.*	6,682	104,373

Total Software		5,802,305

Computers & Peripherals 3.2%
International Business
Machines Corp.	23,487	1,820,242
Dell Computer Corp.*	34,020	909,695

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT   23

TITAN 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued) December 31, 2002
		MARKET
		VALUE
	SHARES	(NOTE 1)

Hewlett-Packard Co.	18,910	$328,278
Gateway, Inc.*	98,396	308,963
Network Appliance,
Inc.*	17,798	177,980
Apple Computer, Inc.*	12,272	175,858
Lexmark International
Group, Inc.-
Class A*	2,794	169,037
EMC Corp./
Massachusetts*	24,852	152,591
Sun Microsystems,
Inc.*	48,742	151,588

Total Computers &
Peripherals		4,194,232

Semiconductor Equipment
& Products 2.8%
Intel Corp.	92,388	1,438,481
Texas Instruments,
Inc.	23,145	347,406
Novellus Systems,
Inc.*	10,187	286,051
Applied Materials,
Inc.*	18,970	247,179
LSI Logic Corp.*	40,354	232,843
Xilinx, Inc.*	11,199	230,699
National Semiconductor
Corp.*	8,933	134,084
Advanced Micro
Devices, Inc.*	16,869	108,974
Applied Micro
Circuits Corp.*	29,346	108,287
Nvidia Corp.*	9,290	106,928
Micron Technology,
Inc.*	10,919	106,351
Broadcom Corp.*	7,024	105,781
PMC-Sierra, Inc.*	18,958	105,407
Linear Technology
Corp.	1,316	33,848
Altera Corp.*	1,514	18,683

Total Semiconductor
Equipment & Products		3,611,002

		MARKET
		VALUE
	SHARES	(NOTE 1)

Communications Equipment 1.8%
Cisco Systems, Inc.* .	101,420	$1,328,602
Qualcomm, Inc.*	9,005	327,692
Motorola, Inc.	23,815	206,000
Scientific-Atlanta, Inc.	14,193	168,329
Corning, Inc.*	34,441	114,000
JDS Uniphase Corp.*	43,720	107,988
CIENA Corp.*	20,442	105,072

Total Communications
Equipment		2,357,683

Electronic Equipment
& Instruments 0.9%
Perkinelmer, Inc.	45,322	373,906
Tektronix, Inc.*	16,345	297,316
Millipore Corp.*	4,728	160,752
Sanmina Corp.*	26,253	117,876
Solectron Corp.*	32,360	114,878
Waters Corp.*	3,911	85,182
Thermo Electron
Corp.*	3,227	64,927

Total Electronic Equipment
& Instruments		1,214,837

Office Electronics 0.4%
Xerox Corp.*	64,668	520,577

Total Office Electronics		520,577

Internet Software & Services 0.4%
Yahoo, Inc.*	30,219	494,081

Total Internet Software
& Services		494,081

IT Consulting & Services 0.2%
Unisys Corp.*	18,371	181,873
Electronic Data
Systems Corp.	6,055	111,593

Total IT Consulting
& Services		293,466

Total Information
Technology		18,488,183

* Non-Income Producing Securities

See Notes to Financial Statements.

TITAN 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued) December 31, 2002
		MARKET
		VALUE
	SHARES	(NOTE 1)

HEALTH CARE 12.8%
Pharmaceuticals 8.1%
Pfizer, Inc.	85,799	$2,622,876
Johnson & Johnson	41,244	2,215,215
Merck & Co., Inc	31,182	1,765,213
Wyeth	30,783	1,151,284
Abbott Laboratories	17,852	714,080
Eli Lilly & Co.	10,622	674,497
Bristol-Myers
Squibb Co.	25,100	581,065
Schering-Plough
Corp.	21,123	468,931
Pharmacia Corp.	6,538	273,288
King Pharmaceuticals,
Inc.*	6,456	110,979

Total Pharmaceuticals		10,577,428

Health Care Equipment & Supplies 2.4%
St. Jude Medical, Inc.*	16,332	648,707
Guidant Corp.*	20,423	630,050
Boston Scientific
Corp.*	14,268	606,675
Zimmer Holdings,
Inc.*	12,808	531,788
Medtronic, Inc.	9,134	416,510
Baxter International,
Inc.	5,007	140,196
Biomet, Inc.	3,073	88,072
Stryker Corp.	956	64,167
Becton Dickinson & Co.	246	7,550

Total Health Care Equipment
& Supplies		3,133,715

Health Care Providers & Services 1.6%
Cardinal Health, Inc.	13,963	826,470
Quintiles Transnational
Corp.*	42,263	511,382
UnitedHealth Group,
Inc.	4,338	362,223
Tenet Healthcare
Corp.*	14,375	235,750
Healthsouth Corp.*	26,448	111,082
Cigna Corp.	2,376	97,701
WellPoint Health
Networks*	27	1,921

		MARKET
		VALUE
	SHARES	(NOTE 1)

Total Health Care Providers
& Services		$2,146,529

Biotechnology 0.7%
Chiron Corp.*	14,106	530,385
Amgen, Inc.*	7,890	381,403
Genzyme Corp.-
General Division*.	674	19,931

Total Biotechnology		931,719

Total Health Care		16,789,391

CONSUMER DISCRETIONARY 11.9%
Media 4.0%
Viacom, Inc.-
Class B*	24,461	997,030
Comcast Corp.-
Class A*	40,731	960,030
AOL Time Warner,
Inc.*	68,020	891,062
McGraw-Hill Co., Inc.	9,270	560,279
The Walt Disney Co. .	33,642	548,701
Univision
Communications,
Inc.-A*	18,035	441,857
Interpublic Group of
Companies, Inc.	21,914	308,549
Clear Channel
Communications*.	7,384	275,349
Omnicom Group, Inc.	1,828	118,089
TMP Worldwide,
Inc.*	9,503	107,479

Total Media		5,208,425

Multiline Retail 3.6%
Wal-Mart Stores, Inc.	61,658	3,114,345
J.C. Penney Holding
Co., Inc.	23,137	532,382
Federated Department
Stores*	17,260	496,398
Dillards, Inc.	26,454	419,560
Target Corp.	4,425	132,750
Kohls Corp.*	787	44,033

Total Multiline Retail		4,739,468

Specialty Retail 2.2%
Home Depot, Inc.	50,698	1,214,724
Lowe’s Co.	21,702	813,825

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT   25

TITAN 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued) December 31, 2002
		MARKET
		VALUE
	SHARES	(NOTE 1)

Autozone, Inc.*	7,330	$517,865
Office Depot, Inc.*	17,233	254,359
Circuit City Stores,
Inc.	14,836	110,083

Total Specialty Retail		2,910,856

Automobiles 0.6%
Harley-Davidson, Inc.	8,909	411,596
Ford Motor Co.	40,660	378,138

Total Automobiles		789,734

Household Durables 0.6%
Whirlpool Corp.	6,138	320,526
KB Home	5,539	237,346
Fortune Brands, Inc.	3,978	185,017

Total Household Durables		742,889

Auto Components 0.5%
Delphi Corp.	63,924	514,588
The Goodyear Tire &
Rubber Co.	15,892	108,225

Total Auto Components		622,813

Internet & Catalog Retail 0.4%
eBay, Inc.*	7,757	526,080

Total Internet &
Catalog Retail		526,080

Total Consumer
Discretionary		15,540,265

INDUSTRIALS 10.1%
Industrial Conglomerates 2.7%
General Electric Co.	137,917	3,358,279
Tyco International,
Ltd	7,691	131,362

Total Industrial
Conglomerates		3,489,641

Commercial Services & Supplies 2.2%
3M Co.	5,840	720,072
Convergys Corp.*	37,136	562,610
First Data Corp.	14,382	509,267
Apollo Group, Inc.*	6,148	270,512
H&R Block, Inc.	5,871	236,014
Automatic Data
Processing, Inc.	5,489	215,443

		MARKET
		VALUE
	SHARES	(NOTE 1)

Waste Management,
Inc.	6,999	$160,417
Concord EFS, Inc.*	10,118	159,257
Sabre Group
Holdings*	6,014	108,914

Total Commercial Services
& Supplies		2,942,506

Machinery 1.5%
Ingersoll-Rand Co.	12,670	545,570
Paccar, Inc.	11,378	524,867
Cummins Engine, Inc.	15,999	450,052
ITT Industries, Inc.	6,378	387,081
Danaher Corp.	334	21,944
Illinois Tool Works,
Inc.	69	4,475

Total Machinery		1,933,989

Road & Rail 1.2%
Union Pacific Corp.	11,587	693,714
Norfolk Southern
Corp.	22,751	454,792
Burlington Northern
Santa Fe Corp.	16,989	441,884

Total Road & Rail		1,590,390

Aerospace & Defense 0.8%
Raytheon Co.	21,666	666,230
Honeywell International,
Inc.	8,537	204,888
United Technologies
Corp.	2,049	126,915
General Dynamics
Corp.	398	31,589

Total Aerospace & Defense		1,029,622

Air Freight & Couriers 0.8%
United Parcel Service,
Inc.	12,089	762,574
FedEx Corp.	3,806	206,361
Ryder System, Inc.	2,676	60,050

Total Air Freight & Couriers		1,028,985

Electrical Equipment 0.7%
Rockwell Automation,
Inc.	20,127	416,830
Molex, Inc.	14,860	342,375

* Non-Income Producing Securities

See Notes to Financial Statements.

TITAN 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued) December 31, 2002
		MARKET
		VALUE
	SHARES	(NOTE 1)

Emerson Electric Co.	2,846	$144,719

Total Electrical Equipment		903,924

Airlines 0.2%
AMR Corp./Del*	17,165	113,289
Delta Air Lines, Inc.	9,116	110,304

Total Airlines		223,593

Total Industrials		13,142,650

CONSUMER STAPLES 8.1%
Beverages 3.1%
Coca-Cola Co.	34,410	1,507,846
PepsiCo., Inc.	24,552	1,036,586
Anheuser-Busch
Cos., Inc.	12,515	605,726
Coca-Cola Enterprises,
Inc.	25,005	543,109
Adolf Coors Co.-
Class B	5,345	327,381

Total Beverages		4,020,648

Household Products 2.0%
Procter & Gamble Co.	18,015	1,548,209
Kimberly-Clark Corp.	13,067	620,290
Colgate-Palmolive Co.	7,685	402,925

Total Household Products		2,571,424

Tobacco 1.3%
Philip Morris Cos.,
Inc.	29,302	1,187,610
RJ Reynolds Tobacco
Holdings, Inc.	13,623	573,665

Total Tobacco		1,761,275

Food & Drug Retailing 1.3%
Walgreen Co.	25,116	733,136
CVS Corp.	21,880	546,344
Sysco Corp.	11,446	340,976
Albertson’s, Inc.	4,790	106,625

Total Food & Drug Retailing		1,727,081

Personal Products 0.4%
Gillette Co.	17,148	520,613

Total Personal Products		520,613

		MARKET
		VALUE
	SHARES	(NOTE 1)

Food Products 0.0%
Sara Lee Corp.	1,217	$27,395

Total Food Products		27,395

Total Consumer Staples		10,628,436

ENERGY 5.2%
Oil & Gas 4.4%
Exxon Mobil Corp.	93,670	3,272,830
Anardarko Petroleum
Corp.	13,444	643,967
ChevronTexaco Corp.	7,644	508,173
Apache Corp.	8,903	507,382
Devon Energy Corp. .	7,698	353,338
Burlington Resources,
Inc.	7,629	325,377
Williams Cos., Inc.	47,186	127,402

Total Oil & Gas		5,738,469

Energy Equipment & Services 0.8%
Transocean Sedco
Forex, Inc.	23,258	539,586
Schlumberger, Ltd	6,804	286,380
Dynegy, Inc.	105,013	123,915
Centerpoint Energy,
Inc.	12,601	107,109

Total Energy Equipment &
Services		1,056,990

Total Energy		6,795,459

TELECOMMUNICATION SERVICES 3.8%
Diversified Telecommunication
Services 3.5%
Verizon
Communications,
Inc.	37,820	1,465,525
SBC Communications,
Inc.	46,092	1,249,554
BellSouth Corp.	25,945	671,197
AT&T Corp.	10,660	278,332
Qwest Communications
International*	44,247	221,235
Alltel Corp.	4,312	219,912
Sprint Corp.-
FON Group	12,375	179,190
Avaya, Inc.*	48,688	119,286

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT   27

TITAN 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued) December 31, 2002
		MARKET
		VALUE
	SHARES	(NOTE 1)

Lucent Technologies,
Inc.*	84,341	$106,270
CenturyTel, Inc.	1,966	57,761
Citizens Communications
Co.*	3,912	41,272

Total Diversified Telecommunication
Services		4,609,534

Wireless Telecommunication Services
0.3%
AT&T Wireless
Services, Inc.*	37,532	212,056
Sprint PCS Group*	37,518	164,329
Nextel Communications,
Inc.*	3,453	39,882

Total Wireless Telecommunication
Services		416,267

Total Telecommunication
Services		5,025,801

UTILITIES 3.1%
Electric Utilities 1.5%
FirstEnergy Corp.	18,426	607,505
Edison International*.	32,503	385,161
Allegheny Energy, Inc.	23,458	177,342
American Electric
Power Co., Inc.	6,077	166,084
PP&L Corp.	4,570	158,488
Calpine Corp.*	34,441	112,278
AES Corp.*	36,310	109,656
XCEL Energy, Inc.	9,773	107,503
The Southern Co.	3,489	99,053

Total Electric Utilities		1,923,070

Multi-Utilities 1.0%
Duke Energy Corp.	35,565	694,940
Mirant Corp.*	173,498	327,911
CMS Energy Corp.	11,822	111,600
McDermott
International, Inc.*	24,910	109,106
TXU Corp.	5,783	108,026

Total Multi-Utilities		1,351,583

		MARKET
		VALUE
	SHARES	(NOTE 1)

Gas Utilities 0.6%
Sempra Energy	19,261	$455,523
Nicor, Inc.	5,119	174,199
El Paso Corp.	15,324	106,655

Total Gas Utilities		736,377

Total Utilities		4,011,030

MATERIALS 2.3%
Chemicals 1.6%
Dow Chemical Co.	28,288	840,153
Sigma-Aldrich Corp.	8,507	414,291
Rohm & Haas Co.	12,021	390,442
E.I. Du Pont de
Nemours & Co.	6,065	257,156
Hercules, Inc.*	23,927	210,558

Total Chemicals		2,112,600

Metals & Mining 0.6%
United States Steel
Corp.	34,158	448,153
Worthington
Industries	18,195	277,292
Allegheny Technologies,
Inc.	17,361	108,159

Total Metals & Mining		833,604

Containers & Packaging 0.1%
Ball Corp.	988	50,576
Sealed Air Corp.*	44	1,641

Total Containers &
Packaging		52,217

Total Materials		2,998,421

Total Common Stocks
(Cost $109,169,257)		116,075,658

* Non-Income Producing Securities

See Notes to Financial Statements.

TITAN 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)    December 31, 2002

		MARKET
		VALUE
	CONTRACTS	(NOTE 1)

Options Purchased 5.4%
Call Options on:
March 2003 S&P 500 Futures
Contracts Expiring March
2003 with strike price
of 500	75	$7,093,125

Put Options on:
January 2003 S&P 500 Futures
Contracts Expiring January
2003 with strike price
of 550	1,055	—

Total Options Purchased
(Cost $7,381,788)		7,093,125

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Repurchase Agreements 5.8%
Repurchase Agreement (Note 5)
1.10% due 01/02/03	$2,567,514	$2,567,514
1.08% due 01/02/03	2,464,878	2,464,878
1.00% due 01/02/03	2,464,878	2,464,878

Total Repurchase Agreements
(Cost $7,497,270)		7,497,270

Total Investments 100%
(Cost $124,048,315)		$130,666,053

		UNREALIZED
		GAIN (LOSS)
	CONTRACTS	(NOTE 1)

Futures Contracts Purchased
March 2003 S&P 500 Futures Contracts
(Aggregate Market Value of Contracts $133,577,600)	608	$(3,051,720)
March 2003 S&P 500 Mini Futures Contracts
(Aggregate Market Value of Contracts $3,075,625)	70	20,009

Total Futures Contracts Purchased		$(3,031,711)

	UNITS
	–––––
Equity Index Swap Agreement
January 2003 S&P 500 Index Swap, Maturing 01/24/03*
(Notional Market Value $951,262)	1,066	$(13,267)
March 2003 S&P 500 Index Swap, Maturing 03/01/03*
(Notional Market Value $1,673,457	1,787	(100,317)

(Total Notional Market Value $2,624,719)		$(113,584)

*Price Return based on S&P 500 Index +/- financing at a variable rate.

See Notes to Financial Statements.

ANNUAL REPORT  29

TEMPEST 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS   December 31, 2002

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Federal Agency Discount Notes 66.4%
Fannie Mae
1.26% due 02/18/03	$ 50,000,000	$ 49,917,750
1.27% due 01/15/03	50,000,000	49,977,069
Federal Home Loan Bank
1.25% due 01/24/03	50,000,000	49,961,806
1.23% due 01/06/03	75,000,000	74,989,750

Total Federal Agency Discount Notes
(Cost $224,846,375)		224,846,375

	CONTRACTS

Options Purchased 9.0%
Put Options on:
March 2003 S&P 500 Futures Contracts
Expiring March 2003 with strike price of 1300	290	30,500,750
Call Options on:
January 2003 S&P 500 Futures Contracts
Expiring January 2003 with strike price of 1200	2,700	—
January 2003 S&P 500 Futures Contracts
Expiring January 2003 with strike price of 1100	210	—

Total Options Purchased
(Cost $29,264,203)		30,500,750

	FACE
	AMOUNT

Repurchase Agreements 24.6%
Repurchase Agreement (Note 5)
1.10% due 01/02/03	$ 27,888,001	27,888,001
1.08% due 01/02/03	27,757,905	27,757,905
1.00% due 01/02/03	27,757,905	27,757,905

Total Repurchase Agreements
(Cost $83,403,811)		83,403,811

Total Investments 100%
(Cost $337,514,389)		$338,750,936

See Notes to Financial Statements.

TEMPEST 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)  December 31, 2002

		UNREALIZED
		GAIN (LOSS)
	CONTRACTS	(NOTE 1)

Futures Contracts Sold Short
March 2003 S&P 500 Futures Contracts
(Aggregate Market Value of Contracts $637,349,700)	2,901	$13,729,666
March 2003 S&P 500 Mini Futures Contracts
(Aggregate Market Value of Contracts $10,545,000)	240	(57,998)

Total Futures Contracts Sold Short		$13,671,668

	UNITS

Equity Index Swap Agreement
March 2003 S&P 500 Index Swap, Maturing 03/05/03*
(Notional Market Value $1,879,494)	2,048	$76,771
January 2003 S&P 500 Index Swap, Maturing 01/25/03*
(Notional Market Value $864,986)	969	12,005

(Total Notional Market Value $2,744,480)		$88,776

*Price Return based on S&P 500 Index +/- financing at a variable rate.

See Notes to Financial Statements.

ANNUAL REPORT  31

VELOCITY 100 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS December 31, 2002
		MARKET
		VALUE
	SHARES	(NOTE 1)

COMMON STOCKS 72.5%
INFORMATION TECHNOLOGY 42.4%
Software 18.7%
Microsoft Corp.*	330,273	$17,075,114
Oracle Corp.*	397,437	4,292,320
Intuit, Inc.*	47,938	2,249,251
Peoplesoft, Inc.*	73,427	1,343,714
Electronic Arts, Inc.*.	22,950	1,142,221
Veritas Software Corp.*	69,288	1,082,278
Symantec Corp.*	24,655	997,295
Adobe Systems, Inc.	39,025	972,113
BEA Systems, Inc.*	63,361	726,751
Siebel Systems, Inc.*	93,143	696,710
Synopsys, Inc.*	11,575	534,186
Check Point Software
Technologies, Ltd.*	39,896	517,451
Citrix Systems, Inc.*	35,525	437,668
Mercury Interactive
Corp.*	14,704	435,091
Compuware Corp.*	38,925	186,840

Total Software		32,689,003

Semiconductor Equipment
& Products 11.1%
Intel Corp.	412,032	6,415,338
Maxim Integrated
Products, Inc.	80,477	2,658,960
Linear Technology
Corp.	75,595	1,944,304
Applied Materials, Inc.*	142,006	1,850,338
Xilinx, Inc.*	74,604	1,536,842
Kla - Tencor Corp.*	36,741	1,299,529
Altera Corp.*	90,665	1,118,806
Microchip Technology,
Inc.	26,236	641,470
QLogic Corp.*	15,892	548,433
Novellus Systems,
Inc.*	19,164	538,125
Broadcom Corp.*	29,802	448,818
Nvidia Corp.*	25,158	289,569
RF Micro Devices,
Inc.*	32,256	236,437

Total Semiconductor
Equipment & Products		19,526,969

		MARKET
		VALUE
	SHARES	(NOTE 1)

Communications Equipment 7.7%
Cisco Systems, Inc.* .	433,132	$5,674,029
Qualcomm, Inc.*	154,542	5,623,783
JDS Uniphase Corp.*	251,758	621,842
CIENA Corp.*	86,947	446,908
ADC
Telecommunications,
Inc.*	167,715	350,524
Tellabs, Inc.*	39,166	284,737
Juniper Networks,
Inc.*	28,221	191,903
Brocade Communications
Systems, Inc.*	39,470	163,406
Telefonaktiebolaget
LM Ericsson ADR*	13,138	88,550

Total Communications
Equipment		13,445,682

Computers & Peripherals 3.8%
Dell Computer Corp.*	158,102	4,227,648
Apple Computer, Inc.*	81,915	1,173,842
Sun Microsystems,
Inc.*	234,720	729,979
Network Appliance,
Inc.*	60,766	607,660

Total Computers
& Peripherals		6,739,129

Internet Software & Services 0.6%
Yahoo, Inc.*	47,960	784,146
VeriSign, Inc.*	37,280	298,986

Total Internet Software
& Services		1,083,132

Electronic Equipment
& Instruments 0.5%
Flextronics International,
Ltd.*	93,925	769,246
Sanmina Corp.*	5,402	24,255

Total Electronic
Equipment & Instruments		793,501

Total Information Technology		74,277,416

ADR—American Depository Receipt

* Non-Income Producing Securities

See Notes to Financial Statements.

VELOCITY 100 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued) December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

CONSUMER DISCRETIONARY 11.2%
Media 3.6%
Comcast Corp.-
Class A*	160,039	$ 3,772,119
Echostar Communications
Corp.*	41,317	919,717
PanAmSat Corp.*	33,164	485,521
Pixar, Inc.*	8,891	471,134
Lamar Advertising
Co.*	13,652	459,117
TMP Worldwide,
Inc.*	19,869	224,718

Total Media		6,332,326

Specialty Retail 2.8%
Bed Bath & Beyond,
Inc.*	65,084	2,247,350
Staples, Inc.*	52,342	957,859
CDW Computer
Centers, Inc.*	14,814	649,594
Ross Stores, Inc.	13,094	554,924
Petsmart, Inc.*	25,181	431,350

Total Specialty Retail		4,841,077

Internet & Catalog Retail 2.7%
eBay, Inc.*	33,767	2,290,078
USA Interactive*	72,624	1,660,185
Amazon.com, Inc.*	41,698	787,675

Total Internet &
Catalog Retail		4,737,938

Hotels Restaurants & Leisure 1.0%
Starbucks Corp.*	89,039	1,814,615

Total Hotels Restaurants
& Leisure		1,814,615

Multiline Retail 0.9%
Costco Wholesale
Corp.*	39,662	1,112,916
Dollar Tree Stores,
Inc.*	18,237	448,083

Total Multiline Retail		1,560,999

Auto Components 0.2%
Gentex Corp.*	13,454	425,684

Total Auto Components		425,684

		MARKET
		VALUE
	SHARES	(NOTE 1)

Total Consumer
Discretionary		$ 19,712,639

HEALTH CARE 11.0%
Biotechnology 7.8%
Amgen, Inc.*	98,242	4,749,018
Chiron Corp.*	43,879	1,649,850
Genzyme Corp.-
General Division*.	44,616	1,319,340
Medimmune, Inc.*	46,792	1,271,339
Biogen, Inc.*	30,282	1,213,097
Gilead Sciences, Inc.*	31,718	1,078,412
IDEC Pharmaceuticals
Corp.*	29,244	970,023
Millennium
Pharmaceuticals,
Inc.*	52,624	417,834
Cephalon, Inc.*	8,212	399,662
Invitrogen Corp.*	7,166	224,224
Human Genome
Sciences, Inc.*	20,784	183,523
ICOS Corp.*	7,573	177,284

Total Biotechnology		13,653,606

Health Care Providers & Services 1.3%
Express Scripts, Inc.*	11,569	555,775
Lincare Holdings, Inc.*	16,626	525,714
Patterson Dental Co.*	11,680	510,883
First Health Group
Corp.*	17,365	422,838
Henry Schein, Inc.*	6,983	314,235

Total Health Care
Providers & Services		2,329,445

Health Care Equipment & Supplies 1.2%
Biomet, Inc.	59,456	1,704,009
Dentsply
International, Inc.	12,410	462,136

Total Health Care
Equipment & Supplies		2,166,145

Pharmaceuticals 0.7%
Teva Pharmaceutical
Industries	30,531	1,178,802

Total Pharmaceuticals		1,178,802

Total Health Care		19,327,998

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT  33

VELOCITY 100 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued) December 31, 2002

		MARKET
		VALUE
	SHARES	(NOTE 1)

INDUSTRIALS 5.0%
Commercial Services & Supplies 3.3%
Paychex, Inc.	60,870	$ 1,698,273
Cintas Corp.	34,060	1,558,245
Fiserv, Inc.*	39,278	1,333,488
Apollo Group, Inc.*	28,905	1,271,820

Total Commercial
Services & Supplies		5,861,826

Machinery 0.6%
Paccar, Inc.	22,394	1,033,035

Total Machinery		1,033,035

Air Freight & Couriers 0.6%
Expeditors International
Washington, Inc.	17,109	558,609
C.H. Robinson
Worldwide, Inc.	14,235	444,132

Total Air Freight & Couriers		1,002,741

Trading Companies & Distributors 0.3%
Fastenal Co.	12,225	457,093

Total Trading Companies
& Distributors		457,093

Airlines 0.2%
RyanAir Holdings
Plc ADR	10,318	404,053

Total Airlines		404,053

Total Industrials		8,758,748

TELECOMMUNICATION SERVICES 1.3%
Wireless Telecommunication
Services 1.1%
Nextel Communications,
Inc.*	175,285	2,024,542

Total Wireless
Telecommunication
Services		2,024,542

Diversified Telecommunication
Services 0.2%
Comverse Technology,
Inc.*	32,448	325,129

-

		MARKET
		VALUE
		(NOTE 1)

Total Diversified

Telecommunication
Services		$ 325,129

Total Telecommunication
Services		2,349,671

MATERIALS 0.7%
Containers & Packaging 0.4%
Smurfit-Stone Container
Corp.*	39,287	604,666

Total Containers
& Packaging		604,666

Chemicals 0.3%
Sigma-Aldrich Corp.	11,587	564,287

Total Chemicals		564,287

Total Materials		1,168,953

UTILITIES 0.3%
Electric Utilities 0.3%
American Power
Conversion Corp.*	33,953	514,388

Total Electric Utilities		514,388

Total Utilities		514,388

CONSUMER STAPLES 0.3%
Food & Drug Retailing 0.3%
Whole Foods Market,
Inc.*	9,551	503,624

Total Food & Drug Retailing		503,624

Total Consumer Staples		503,624

ENERGY 0.3%
Energy Equipment & Services 0.3%
Patterson-Uti Energy,
Inc.*	14,765	445,460

Total Energy Equipment
& Services		445,460

Total Energy		445,460

Total Common Stocks
(Cost $112,789,668)		127,058,897

ADR—American Depository Receipt * Non-Income Producing Securities

See Notes to Financial Statements.

VELOCITY 100 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued) December 31, 2002

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Federal Agency Discount Notes 8.5%
Freddie Mac
1.15% due 01/03/03	$15,000,000	$ 14,999,521

Total Federal Agency Discount Notes
(Cost $14,999,521)		14,999,521

Repurchase Agreements 19.0%
Repurchase Agreement (Note 5)
1.10% due 01/02/03	26,127,737	26,127,737
1.08% due 01/02/03	3,557,688	3,557,688
1.00% due 01/02/03	3,557,688	3,557,688

Total Repurchase Agreements
(Cost $33,243,113)		33,243,113

Total Investments 100%
(Cost $161,032,302)		$175,301,531

		UNREALIZED
		GAIN (LOSS)
	CONTRACTS	(NOTE 1)

Futures Contracts Purchased
March 2003 Nasdaq 100 Futures Contracts
(Aggregate Market Value of Contracts $23,837,000)	242	$(1,215,210)

	UNITS

Equity Index Swap Agreement
January 2003 Nasdaq 100 Index Swap, Maturing 01/22/03*
(Notional Market Value $116,537,949)	119,791	$2,268,573
February 2003 Nasdaq 100 Index Swap, Maturing 02/23/03*
(Notional Market Value $93,911,305)	90,973	(4,401,997)

(Total Notional Market Value $210,449,254)		$(2,133,424)

*Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

See Notes to Financial Statements.

ANNUAL REPORT  35

VENTURE 100 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS December 31, 2002

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Federal Agency Discount Notes 67.0%
Fannie Mae
1.28% due 01/06/03	$ 50,000,000	$ 49,992,889
1.22% due 01/02/03	25,000,000	25,000,000
1.27% due 01/15/03	25,000,000	24,988,534
Federal Home Loan Bank
1.23% due 01/06/03	60,000,000	59,991,800
1.25% due 01/02/03	25,000,000	25,000,000
1.22% due 01/03/03	20,000,000	19,999,322
Freddie Mac
1.15% due 01/03/03	13,000,000	12,999,585

Total Federal Agency Discount Notes
(Cost $217,972,130)		217,972,130

	CONTRACTS

Options Purchased 0.0%
Call Options on:
January 2003 Nasdaq 100 Futures Contracts
Expiring January 2003 with strike price of 1500	2,600	—

Total Options Purchased
(Cost $83,100)		—

	FACE
	AMOUNT

Repurchase Agreements 33.0%
Repurchase Agreement (Note 5)
1.10% due 01/02/03	$ 65,360,145	65,360,145
1.08% due 01/02/03	21,034,610	21,034,610
1.00% due 01/02/03	21,034,610	21,034,610

Total Repurchase Agreements
(Cost $107,429,365)		107,429,365

Total Investments 100%
(Cost $325,484,595)		$325,401,495

See Notes to Financial Statements.

VENTURE 100 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded) December 31, 2002

		UNREALIZED
		GAIN
	CONTRACTS	(NOTE 1)

Futures Contracts Sold Short
March 2003 Nasdaq 100 Futures Contracts
(Aggregate Market Value of Contracts $143,022,000)	1,452	$ 3,279,399

	UNITS

Equity Index Swap Agreement
March 2003 Nasdaq 100 Index Swap, Maturing 03/31/03*
(Notional Market Value $220,290,524)	218,063	$ 6,061,686
February 2003 Nasdaq 100 Index Swap, Maturing 02/28/03*
(Notional Market Value $269,470,200)	287,239	46,486

(Total Notional Market Value $489,760,724)		$ 6,108,172

*Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

See Notes to Financial Statements.

ANNUAL REPORT 37

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STATEMENTS OF ASSETS AND LIABILITIES

Titan 500
Master
Portfolio

ASSETS
Securities at Value* (Note 1)	$130,666,053
Receivable for Futures Contracts Settlement (Note 1)	185,448
Receivable for Equity Index Swap Settlement (Note 1)	—
Investment Income Receivable (Note 1)	241,728
Segregated Cash with Broker	3,864,845
Receivable for Securities Sold (Note 1)	19,587,917
Receivable for Shares Purchased	24,023

Total Assets	154,570,014

LIABILITIES
Investment Advisory Fee Payable (Note 4)	134,241
Payable for Securities Purchased (Note 1)	8,675,838
Payable for Equity Index Swap Settlement (Note 1)	113,584
Payable for Futures Contracts Settlement (Note 1)	—
Liability for Shares Redeemed	9,337,726
Custody Fees Payable	5,966
Payable to “Feeder” Fund	1,307

Total Liabilities	18,268,662

Net Assets (Note 9)	$136,301,352

Shares Outstanding	7,693,350
Net Asset Value Per Share	$17.72

* The cost of Securities at Value is $124,048,315, $337,514,389, $161,032,302 and $325,484,595, respectively.

See Notes to Financial Statements.

ANNUAL REPORT 39

December 31, 2002

Tempest 500	Velocity 100	Venture 100
Master	Master	Master
Portfolio	Portfolio	Portfolio

$ 338,750,936	$ 175,301,531	$ 325,401,495
—	—	1,350,576
88,776	1,035,968	5,695,900
4,912	20,922	6,425
16,965,627	5,840,405	15,943,956
—	5,920,752	—
5,565,293	148,189	2,265,696

361,375,544	188,267,767	350,664,048

255,864	165,414	234,650
2,126,825	—	—
—	4,401,998	12,679,074
1,031,889	201,840	—
—	5,116,227	15,547,832
11,372	7,446	10,471
455	378	586

3,426,405	9,893,303	28,472,613

$ 357,949,139	$ 178,374,464	$ 322,191,435

4,273,637	36,289,153	4,427,579
$83.76	$4.92	$72.77

STATEMENTS OF OPERATIONS

Titan 500
Master
Portfolio

INVESTMENT INCOME
Interest (Note 1)	$ 296,144
Interest from Securities Lending (Note 10)	1,821
Dividends, Net of Foreign Tax Withheld* (Note 1)	1,887,979

Total Income	2,185,944

EXPENSES
Advisory Fees (Note 4)	1,246,242
Custodian Fees	56,948

Total Expenses	1,303,190

Net Investment Income (Loss)	882,754

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities	(28,783,223)
Equity Index Swaps	(538,356)
Futures Contract	(40,556,00)

Total Net Realized Gain (Loss)	(69,877,588)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(2,412,950)
Equity Index Swaps	(242,228)
Futures Contracts	(4,361,932)

Net Change in Unrealized Appreciation (Depreciation)	(7,017,110)

Net Gain (Loss) on Investments	(76,894,698)

Net Increase (Decrease) in Net Assets from Operations	$(76,011,944)

* Net of foreign tax withheld of $5,861, $0, $0 and $0, respectively.

See Notes to Financial Statements.

ANNUAL REPORT 41

Year Ended December 31, 2002

Tempest 500	Velocity 100	Venture 100
Master	Master	Master
Portfolio	Portfolio	Portfolio

$ 3,528,278	$ 1,176,013	$ 3,683,521
—	3,846	—
—	123,968	—

3,528,278	1,303,827	3,683,521

2,167,544	1,751,183	2,051,146
96,790	79,398	94,907

2,264,334	1,830,581	2,146,053

1,263,944	(526,754)	1,537,468

6,725,433	(55,357,269)	(309,610)
(933,909)	(120,533,862)	74,940,786
47,912,078	(42,924,684)	(13,091,429)

53,703,602	(218,815,815)	61,539,747

1,206,432	(8,883,412)	(70,660)
1,718,183	(3,915,118)	7,481,425
15,708,120	(1,111,638)	2,642,343

18,632,735	(13,910,168)	10,053,108

72,336,337	(232,725,983)	71,592,855

$73,600,281	$(233,252,737)	$ 73,130,323

STATEMENTS OF CHANGES IN NET ASSETS

	Titan 500 Master Portfolio
	—––———––––———————
	Year	Year
	Ended	Ended
	December 31,	December 31,
	2002	2001*

FROM OPERATIONS
Net Investment Income (Loss)	$ 882,754	$ 1,442,841
Net Realized Gain (Loss) on Investments	(69,877,588)	(53,676,272)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(7,017,110)	15,221,716

Net Increase (Decrease) in Net Assets from Operations	(76,011,944)	(37,011,715)

Distributions to Shareholders From: (Note 1)
Net Investment Income	—	(50,899)
Realized Gain on Investment	—	(935,612)

Total Distributions to Shareholders	—	(986,511)

Share Transactions
Net Proceeds from Shares Purchased	2,467,131,292	2,908,702,831
Net Value of Shares Purchased through
Dividend Reinvestment	—	986,511
Net Cost of Shares Redeemed	(2,360,272,198)	(2,766,236,914)

Net Increase in Net Assets From
Share Transactions	106,859,094	143,452,428

Net Increase (Decrease) in Net Assets	30,847,150	105,454,202
NET ASSETS—Beginning of Year	105,454,202	—

NET ASSETS—End of Year	$ 136,301,352	$ 105,454,202

Transactions in Shares
Shares Purchased	100,181,659	76,498,420
Shares Purchased through Reinvestment	—	22,802

Total Purchased	100,181,659	76,521,222
Shares Redeemed	(95,692,630)	(73,316,901)

Net Shares Purchased	4,489,029	3,204,321

* Commencement of Operations: January 1, 2001—Titan 500 Master Portfolio, Tempest 500 Master Portfolio,Velocity 100 Master Portfolio, and
Venture 100 Master Portfolio.
See Notes to Financial Statements.

ANNUAL REPORT 43

Tempest 500 Master Portfolio		Velocity 100 Master Portfolio		Venture 100 Master Portfolio

Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2002	2001*	2002	2001*	2002	2001*

$1,263,944	$1,480,043	$(526,754)	$1,199,223	$1,537,468	$1,905,304
53,703,602	2,857,643	(218,815,815)	(251,762,724)	61,539,747	(17,933,260)

18,632,735	(4,186,272)	(13,910,168)	64,167,516	10,053,108	(3,359,971)

73,600,281	151,414	(233,252,737)	(186,395,985)	73,130,323	(19,387,927)

—	(336,314)	—	—	—	(231,675)
—	—	—	—	—	—

—	(336,314)	—	—	—	(231,675)

1,713,423,097	1,618,334,363	2,035,285,849	1,817,111,059	2,272,920,924	1,421,473,399

—	336,314	—	—	—	231,675
(1,558,685,589)	(1,488,874,427)	(1,836,730,194)	(1,417,643,528)	(2,166,033,395)	(1,259,911,889)

154,737,508	129,796,250	198,555,655	399,467,531	106,887,529	161,793,185

228,337,789	129,611,350	(34,697,082)	213,071,546	180,017,852	142,173,583
129,611,350	—	213,071,546	—	142,173,583	—

$357,949,139	$129,611,350	$178,374,464	$213,071,546	$322,191,435	$142,173,583

22,609,264	27,715,812	274,667,642	82,647,830	32,520,100	27,376,975
—	5,878	—	—	—	3,103

22,609,264	27,721,690	274,667,642	82,647,830	32,520,100	27,380,078
(20,480,404)	(25,576,913)	(252,176,071)	(68,850,248)	(31,071,205)	(24,401,394)

2,128,860	2,144,777	22,491,571	13,797,582	1,448,895	2,978,684

FINANCIAL HIGHLIGHTS

	Titan 500
	Master Portfolio

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2002	2001*

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Year	$ 32.91	$ 50.00

Net Investment Income (Loss)	.14	.76
Net Realized and Unrealized Gains (Losses) on Securities	(15.33)	(17.21)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(15.19)	(16.45)
Distributions to Feeder Funds:
From Net Investment Income	—	(.03)
From Return of Capital	—	(.61)

Net Increase (Decrease) in Net Asset Value	(15.19)	(17.09)

Net Asset Value—End of Year	$ 17.72	$ 32.91

Total Investment Return	(46.16)%	(33.19)%
Ratios To Average Net Assets:
Gross Expenses	0.94%	1.19%
Net Expenses	0.94%	1.19%
Net Investment Income (Loss)	0.64%	1.50%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate**	1,227%	1,494%
Net Assets, End of Year (000's omitted)	$ 136,301	$ 105,454

*	Since the commencement of operations: January 1, 2001—Titan 500 Master Portfolio,Tempest 500 Master Portfolio, Velocity 100 Master Portfolio and Venture 100 Master Portfolio.

**	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.The Tempest Master Portfolio and the Venture Master Portfolio typically hold most of their investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

ANNUAL REPORT 45

Tempest 500		Velocity 100		Venture 100
Master Portfolio		Master Portfolio		Master Portfolio

Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2002	2001*	2002	2001*	2002	2001*

$60.43	$50.00	$15.44	$50.00	$47.73	$50.00

.41	.81	(.02)	.09	.47	.45
22.92	10.00	(10.50)	(34.65)	24.57	(2.51)

23.33	10.81	(10.52)	(34.56)	25.04	(2.06)

—	(.38)	—	—	—	(.21)
—	—	—	—	—	—

23.33	10.43	(10.52)	(34.56)	25.04	(2.27)

$$83.76	$60.43	$4.92	$15.44	$72.77	$47.73

38.61%	21.69%	(68.13)%	(69.12)%	52.46%	(4.31)%

0.94%	0.91%	0.94%	0.97%	0.94%	0.89%
0.94%	0.91%	0.94%	0.97%	0.94%	0.89%
0.52%	1.93%	(0.27)%	0.74%	0.67%	2.52%

—	—	298%	733%	—	—
$$357,949	$129,611	$178,374	$213,072	$322,191	$142,174

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Rydex Dynamic Funds (the “Trust”) are registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares.The Trust consists of four separate Master Portfolios (the “Master Portfolios”) and four separate Feeder Funds (the “Feeder Funds”) (See Note 3).The Feeder Funds offer two classes of shares, H Class Shares and C Class Shares.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. The Trust calculates a net asset value per share (“NAV”) twice each business day, first in the morning and again in the afternoon.The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange (currently 4:00 p.m., Eastern Time).The NAV is calculated using the current market value of each Feeder Fund’s and Master Portfolio’s total assets as of the respective time of calculation.

B. Securities listed on an exchange are valued at the last quoted sales price as of 10:45 a.m. and 4:00 p.m. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers.The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price as of 10:45 a.m. and 4:00 p.m. on the valuation date. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees. The shares of the Master Portfolios held by the Feeder Funds are valued at their respective daily NAV.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premium and accretion of discount, is accrued on a daily basis.

D. When a Master Portfolio engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability.The amount of the liability is subsequently marked to market to reflect the market value of the short sale.The Master Portfolio maintains a segregated account of securities as collateral for short sales.The Master Portfolio is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

ANNUAL REPORT 47

NOTES TO FINANCIAL STATEMENTS (continued)

E. Upon the purchase of an option by a Master Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily.When a purchased option expires, the Master Portfolio will realize a loss in the amount of the cost of the option. When a Master Portfolio enters into a closing sale transaction, the Master Portfolio will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.When a Master Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.When a Master Portfolio exercises a call option, the cost of the security that the Master Portfolio purchases upon exercise will be increased by the premium originally paid.When a Master Portfolio writes (sells) an option, an amount equal to the premium received is entered in the Master Portfolio's accounting records as an asset and equivalent liability.The amount of the liability is subsequently marked to market to reflect the current value of the option written.When an option expires, or if a Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Master Portfolio may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Master Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Master Portfolio as unrealized gains or losses.When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Master Portfolio may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses of the Feeder Funds are allocated to the classes of the Feeder Funds based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to H Class Shares and service and distribution fees related to C Class Shares, are charged directly to specific classes. Distributions to shareholders are recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS (continued)

I. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. Financial Instruments

As part of its investment strategy, the Master Portfolio may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements.These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities.The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised.The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.The Master Portfolios have established counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a Master Portfolio will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a Master Portfolio does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.The Master Portfolios have established counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Master Portfolios are required to maintain collateral in various forms.The Master Portfolios use, where appropriate, depending on the financial

ANNUAL REPORT 49

NOTES TO FINANCIAL STATEMENTS (continued)

instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Master Portfolio.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; and 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the potential of counterparty default.

3. Master Feeder Arrangement

Effective after the close of business on December 31, 2000, the Titan 500 Fund, the Tempest 500 Fund, the Velocity 100 Fund, and the Venture 100 Fund, were reorganized into a ‘master-feeder arrangement.’ Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-end investment company that has the same investment objectives as the Fund, e.g., the Titan 500 Fund would act as a “feeder fund,” holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund’s investment returns should be the same as those of the Master Portfolio, adjusted for Fund expenses.The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read with the Funds’ financial statements.The percentage of Titan 500 Master Portfolio,Tempest 500 Master Portfolio,Velocity 100 Master Portfolio, and Venture 100 Master Portfolio owned by the Titan 500 Fund,Tempest 500 Fund,Velocity 100 Fund, and Venture 100 Fund, respectively, at December 31, 2002, was 100 percent.

4. Fees And Other Transactions With Affiliates

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors (the “Advisor”), an affiliated entity, investment advisory fees that are calculated at an annualized rate of 0.90% of the average daily net assets of each of the Master Portfolios. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

Rydex Fund Services, Inc. (the “Servicer”), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Feeder Funds.The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets of the Feeder Funds, 0.075% on the next $250 million of the average daily net assets of the Feeder Funds, 0.05% on the next $250 million of the average daily net assets of the Feeder Funds, and 0.03% on the average daily net assets over $750 million of each of the Feeder Funds. Certain officers and trustees of the Trust are also officers and directors of the Servicer.

NOTES TO FINANCIAL STATEMENTS (continued)

The Trust has adopted a Distribution Plan (the “Plan”) applicable to its H Class Shares that allows the Feeder Funds to pay distribution fees to Rydex Distributors, Inc. (the “Distributor”), an affiliated entity, and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Feeder Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees.

The Trust has adopted a Distribution and Shareholder Services Plan (the “C Class Plan”) applicable to its C Class Shares that allows the Feeder Funds to pay annual distribution and service fees of 1.00% of the Funds’ average daily net assets.The annual 0.25% service fee compensates your financial advisor for providing on-going services to you. Rydex Distributors, Inc. (the “Distributor”) retains the service and distribution fees on accounts with no authorized dealer of record.The annual 0.75% distribution fee reimburses the Distributor for paying your financial advisor an ongoing sales commission.The Distributor advances the first year’s service and distribution fees. Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.

The Advisor has voluntarily agreed to maintain the actual Total Operating Expenses of the Dynamic Feeder Funds at an “expense cap” of 1.75% for H Class Shares and 2.50% for C Class Shares, respectively.This means that the Advisor will reimburse certain expenses of the Feeder Funds so that expenses do not exceed 1.75% for H Class Shares or 2.50% for C Class Shares, respectively. Because the Advisor’s agreement to maintain an expense cap is voluntary, the Advisor may discontinue all or part of its reimbursements at any time. In addition, if at any point during the first three years of Feeder Fund operations it becomes unnecessary for the Advisor to make reimbursements, the Advisor may retain the difference between the Total Annual Operating Expenses of any Feeder Fund and the “expense cap” to recapture any of its prior reimbursements.

Through December 31, 2002, the following amounts have been reimbursed by the Advisor and subsequently recaptured by the Advisor:

	Total	Total	Remaining
	Expenses	Expenses	Expenses
	Reimbursed	Recaptured	Subject to
	Advisor	by Advisor	Recapture

Titan 500 Fund	$228,326	$ 17,264	$211,062
Tempest 500 Fund	109,653	65,606	44,047
Velocity 100 Fund	206,235	75,686	130,549
Venture100 Fund	122,072	57,295	64,777

Total	$666,286	$215,851	$450,435

ANNUAL REPORT 51

NOTES TO FINANCIAL STATEMENTS (continued)

5. Repurchase Agreements

The Master Portfolio transfers uninvested cash balances into a single joint account, along with uninvested cash of the Rydex Series Funds, a separate Trust, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S.Treasury.The collateral is in the possession of the Master Portfolio’s custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed and outstanding as of December 31, 2002 are as follows:

Counterparty	Terms of Agreement	FaceValue	Market Value	Maturity Value

US Bank NA	1.10% due 1/2/03	$215,000,000	$215,000,000	$215,013,139
Lehman Brothers, Inc.	1.10% due 1/2/03	67,128,316	67,128,316	67,132,418
Paine Webber, Inc.	1.08% due 1/2/03	215,000,000	215,000,000	215,012,900
Salomon Smith Barney, Inc.	1.00% due 1/2/03	215,000,000	215,000,000	215,011,945

			$712,128,316	$712,170,402

As of December 31, 2002, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Range of Rates		Par Value	Market Value
———–––———
U. S.Treasury Notes	3.375%-	6.750%	$263,747,000	$288,207,087
U. S.Treasury Bonds	3.625%-	12.000%	395,488,201	443,106,904

				$731,313,991

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred.There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights.The Trust’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

6. Securities Transactions

During the year ended December 31, 2002, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

	Titan 500	Tempest 500	Velocity 100	Venture 100
	Master	Master	Master	Master
	Portfolio	Portfolio	Portfolio	Portfolio

Purchases	$1,446,421,710	$—	$432,708,882	$—
Sales	$1,377,243,918	$—	$392,300,931	$—

NOTES TO FINANCIAL STATEMENTS (continued)

7. Federal Income Tax Information

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders.Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.These differences are primarily due to differing treatments for futures and options, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain swap contracts.These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2002 was as follows:

Tax
	Ordinary	Long-Term	Return of	Total
Fund	Income	Capital Gain	Capital	Distributions
——––
Titan 500 Fund	$—	$—	$—	$—
Titan 500 Master Portfolio	—	—	—	—
Tempest 500 Fund	2,901,466	—	—	2,901,466
Tempest 500 Master Portfolio .	—	—	—	—
Velocity 100 Fund	—	—	—	—
Velocity 100 Master Portfolio	—	—	—	—
Venture 100 Fund	8,577,958	—	—	8,577,958
Venture 100 Master Portfolio	—	—	—	—

ANNUAL REPORT 53

NOTES TO FINANCIAL STATEMENTS  (continued)

The tax character of distributable earnings/(accumulated losses) at December 31, 2002 was as follows:

	Undistributed		Net Unrealized
	Ordinary	Undistributed	Appreciation/	Capital Loss
Fund	Income	Realized Gain	Depreciation	Carryforward
——––
Titan 500 Fund	$—	$—	$(60,887,137)	$(52,186,118)	[2]
Titan 500 Master Portfolio	232,122	—	(18,619,040)	(119,226,238)	[2]
Tempest 500 Fund	—	—	44,200,194	—
Tempest 500 Master Portfolio .	—	—	(1,217,380)	—
Velocity 100 Fund	—	—	(171,101,111)	(248,547,246)	[2]
Velocity 100 Master Portfolio	. —	—	(30,466,623)	(212,056,426)	[2]
Venture 100 Fund	—	—	(4,215,965)	—
Venture 100 Master Portfolio	. —	—	335,728	(10,516,342)	[1]

1 Expires in 2010
2 Titan 500 Fund: $51,839,382 expires in 2009 and $346,736 expires in 2010.
Titan 500 Master Portfolio: $9,115,430 expires in 2008, $59,836,627 expires in 2009, and $50,274,181 expires in 2010.
Velocity 100 Fund: $199,768,200 expires in 2009 and $48,779,046 expires in 2010.
Velocity 100 Master Portfolio: $15,430,225 expires in 2008, $121,016,794 expires in 2009, and $75,609,407 expires in 2010.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At December 31, 2002, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	(Loss)	Gain (Loss)
——––
Titan 500 Fund	$197,188,489	$—	$(60,887,137)	$(60,887,137)
Titan 500 Master Portfolio	146,139,798	—	(18,619,040)	(18,619,040)
Tempest 500 Fund	313,748,945	44,200,194	—	44,200,194
Tempest 500 Master Portfolio	353,728,760	—	(1,217,380)	(1,217,380)
Velocity 100 Fund	349,475,575	—	(171,101,111)	(171,101,111)
Velocity 100 Master Portfolio	202,419,520	—	(30,466,623)	(30,466,623)
Venture 100 Fund	326,407,400	—	(4,215,965)	(4,215,965)
Venture 100 Master Portfolio	334,421,418	335,728	—	335,728

NOTES TO FINANCIAL STATEMENTS (continued)

Post-October Losses Deferred

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2002, $4,544,972, $303,234, $1,306,156, $16,345,912, $3,503,367, $5,772,444, of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2003 for Titan 500 Master Portfolio,Tempest 500 Fund,Tempest 500 Master Portfolio,Velocity 100 Master Portfolio, Venture 100 Fund,Venture 100 Master Portfolio, respectively.

8. Share Transactions

The Trust is authorized to distribute an unlimited number of shares.Transactions in shares for the year ended December 31, 2002 were:

H Class:
	Titan 500	Tempest 500	Velocity 100	Venture 100
	Fund	Fund	Fund	Fund

Shares Purchased	468,995,515	58,297,083	383,437,149	92,457,192
Purchased through Dividend
Reinvestment	—	26,296	—	103,657

Total Purchased	468,995,515	58,323,379	383,437,149	92,560,849
Shares Redeemed	(458,714,485)	(56,542,800)	(373,479,281)	(91,174,040)

Net Shares Purchased	10,281,030	1,780,579	9,957,868	1,386,809

C Class:
	Titan 500	Tempest 500	Velocity 100	Venture 100
	Fund	Fund	Fund	Fund

Shares Purchased	44,402,529	2,863,370	22,749,805	8,316,561
Purchased through Dividend
Reinvestment	—	1,762	—	3,759

Total Purchased	44,402,529	2,865,132	22,749,805	8,320,320
Shares Redeemed	(43,350,087)	(2,700,924)	(21,653,153)	(8,120,525)

Net Shares Purchased	1,052,442	164,208	1,096,652	199,795

ANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued)

Transactions in shares for the year ended December 31, 2001 were:

H Class:
	Titan 500	Tempest 500	Velocity 100	Venture 100
	Fund	Fund	Fund	Fund

Shares Purchased	326,292,314	50,323,828	258,031,017	68,326,800
Purchased through Dividend
Reinvestment	—	—	—	—

Total Purchased	326,292,314	50,323,828	258,031,017	68,326,800
Shares Redeemed	(322,130,634)	(49,083,515)	(264,299,220)	(66,098,941)

Net Shares Purchased
(Redeemed)	4,161,680	1,240,313	(6,268,203)	2,227,859

C Class:
	Titan 500	Tempest 500	Velocity 100	Venture 100
	Fund	Fund	Fund	Fund

Shares Purchased	14,237,151	1,966,480	6,434,621	1,384,081
Purchased through Dividend
Reinvestment	—	—	—	—

Total Purchased	14,237,151	1,966,480	6,434,621	1,384,081
Shares Redeemed	(13,637,770)	(1,948,368)	(5,959,161)	(1,265,162)

Net Shares Purchased	599,381	18,112	475,460	118,919

Transactions in dollars for the year ended December 31, 2002 were:

H Class:
	Titan 500	Tempest 500	Velocity 100	Venture 100
	Fund	Fund	Fund	Fund

Shares Purchased	$4,427,214,697	$5,053,668,284	$5,487,932,204	$6,621,723,840
Purchased through Dividend
Reinvestment	—	2,415,543	—	7,235,273

Total Purchased	4,427,214,697	5,056,083,827	5,487,932,204	6,628,959,113
Shares Redeemed	(4,333,260,202)	(4,909,823,357)	(5,300,187,455)	(6,526,371,421)

Net Change	$93,954,495	$146,260,470	$187,744,749	$102,587,692

C Class:
	Titan 500	Tempest 500	Velocity 100	Venture 100
	Fund	Fund	Fund	Fund

Shares Purchased	$372,668,555	$253,553,453	$307,305,492	$596,479,748
Purchased through Dividend
Reinvestment	—	159,831	—	260,062

Total Purchased	372,668,555	253,713,284	307,305,492	596,739,810
Shares Redeemed	(358,941,847)	(240,400,462)	(294,567,206)	(581,983,611)

Net Change	$13,726,708	$13,312,822	$12,738,286	$14,756,199

NOTES TO FINANCIAL STATEMENTS (continued)

Transactions in dollars for the year ended December 31, 2001 were:

H Class:
	Titan 500	Tempest 500	Velocity 100	Venture 100
	Fund	Fund	Fund	Fund

Shares Purchased	$5,014,370,729	$3,360,133,413	$4,207,770,254	$3,681,941,131
Purchased through Dividend
Reinvestment	—	—	—	—

Total Purchased	5,014,370,729	3,360,133,413	4,207,770,254	3,681,941,131
Shares Redeemed	(4,946,677,419)	(3,267,651,107)	(3,963,161,971)	(3,555,124,756)

Net Change	$67,693,310	$92,482,306	$244,608,283	$126,816,375

C Class:
	Titan 500	Tempest 500	Velocity 100	Venture 100
	Fund	Fund	Fund	Fund

Shares Purchased	$196,313,771	$136,981,135	$152,738,633	$79,540,415
Purchased through Dividend
Reinvestment	—	—	—	—

Total Purchased	196,313,771	136,981,135	152,738,633	79,540,415
Shares Redeemed	(185,552,725)	(135,427,575)	(127,084,372)	(73,113,260)

Net Change	$10,761,046	$1,553,560	$25,654,261	$6,427,155

9. Net Assets

At December 31, 2002 net assets consisted of:

	Titan	Titan 500	Tempest	Tempest
	500	Master	500	500 Master
	Fund	Portfolio	Fund	Portfolio

Paid-In-Capital	$249,281,442	$273,915,815	$313,548,105	$359,166,519
Undistributed Net Investment
Income (Loss)	—	230,815	—	—
Accumulated Net Realized Gain
(Loss) on Investments	(128,134,561)	(141,317,721)	(29,237,477)	(16,214,371)
Net Unrealized Appreciation
on Investments, Options and
Futures Contracts	15,059,998	3,472,443	73,437,216	14,996,991

Net Assets	$136,206,879	$136,301,352	$357,747,844	$357,949,139

ANNUAL REPORT   57

NOTES TO FINANCIAL STATEMENTS (continued)

		Velocity 100		Venture 100
	Velocity 100	Master	Venture 100	Master
	Fund	Portfolio	Fund	Portfolio

Paid-In-Capital	$597,902,983	$420,897,513	$326,245,646	$332,372,049
Undistributed Net Investment
Income (Loss)	—	—	—	—
Accumulated Net Realized Gain
(Loss) on Investments	(455,575,591)	(253,443,644)	(91,294,803)	(19,485,085)
Net Unrealized Appreciation
on Investments, Options and
Futures Contracts	35,926,856	10,920,595	87,078,252	9,304,471

Net Assets	$178,254,248	$178,374,464	$322,029,095	$322,191,435

10. Portfolio Securities Loaned

The Trust lends its securities to approved brokers to earn additional income. As collateral, it receives cash valued at 102% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. The Trust holds the cash collateral in a segregated account at its custodian bank.The collateral is not invested. Although risk is mitigated by the collateral, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities.

At December 31, 2002, none of the funds participated in securities lending.

INDEPENDENT AUDITORS’ REPORT

To the Board of Trustees and Holders of Beneficial Interest of Rydex Dynamic Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Titan 500 Fund,Tempest 500 Fund,Velocity 100 Fund,Venture 100 Fund,Titan 500 Master Portfolio,Tempest 500 Master Portfolio,Velocity 100 Master Portfolio and Venture 100 Master Portfolio (The Rydex Dynamic Funds, hereafter referred to as the “Trust”) at December 31, 2002, and the results of each of their operations for the year then ended, the changes in each of their net assets for the periods presented and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America.These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trusts’ management; our responsibility is to express an opinion on these financial statements based on our audits.We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.We believe that our audits, which included confirmation of securities at December 31, 2002, by correspondence with the custodian, the transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 19, 2003

ANNUAL REPORT   59

UNAUDITED TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of difference in tax and financial reporting practices:

The Funds distributions to shareholders included:

	Tempest 500	Venture 100
	Fund	Fund

From short-term capital gains:	$2,901,466	$8,577,958
From long-term capital gains,
subject to the 20% rate gains category:	—	—

UNAUDITED INFORMATION
ON BOARD OF TRUSTEES

Each Trust is served by a separate Board of Trustees composed of six members.The membership of each Board is the same.There is no stated term of service, and Trustees continue to serve after election until resignation.

	Positions Held	Length of Service
Name, Age, and Address	With Fund	As Trustee (Year Began)
——––————————––—	——––——–——	——––——————–———
Albert P.Viragh, Jr. (61) *	Chairman of the Board;	Rydex Series Funds – 1993
9601 Blackwell Rd., Suite 500	President of Rydex	Rydex Variable Trust – 1998
Rockville, MD 20850	Dynamic Funds	Rydex Dynamic Funds – 1999

Corey A. Colehour (57)	Trustee	Rydex Series Funds – 1993
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

J. Kenneth Dalton (61)	Trustee	Rydex Series Funds – 1995
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

John O. Demaret (62)	Trustee	Rydex Series Funds – 1997
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

Patrick T. McCarville (60)	Trustee	Rydex Series Funds – 1997
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

Roger Somers (58)	Trustee	Rydex Series Funds – 1993
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

* This trustee is deemed to be an “interested person” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

ANNUAL REPORT   61

UNAUDITED INFORMATION
ON BOARD OF TRUSTEES (concluded)

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information about Fund Trustees and can be obtained without charge by calling (800) 820-0888.

	Number of Portfolios
Principal Occupations	in Fund Complex
During Past 5 Years	Overseen	Other Directorships
——––———————–––—	——––——————–——	——––——–——–———
Chairman of the Board of Directors,
President, and Treasurer:
Rydex Fund Services, Inc.	73	None
Rydex Global Advisors, Inc.
Rydex Distributors, Inc.

Senior Vice President of Marketing/
Co-Owner	73	None
Schield Management Company

Mortgage Banking Consultant and Investor
The Dalton Group	73	None

Retired	73	None

Founder and Chief Executive Officer
Par Industries, Inc.	73	None

Owner
Arrow Limousine	73	None